SCHEDULE I (STATEMENT OF OPERATIONS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (75,874,984)	$ (41,182,119)	$ (17,518,189)
Total operating expenses	(104,539,712)	(81,855,648)	(26,330,638)
Loss from operations	(105,732,514)	(80,038,016)	65,971,873
Interest expense	(28,838,328)	(23,458,361)	(9,065,363)
Interest income	6,154,813	2,505,432	1,161,685
Other income, net	11,486,938	(1,899,809)	(3,686,488)
Net income (loss)	(133,593,621)	(94,292,695)	51,734,255
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(1,982,550)	(706,531)	(1,773,573)
Total operating expenses	(1,982,550)	(706,531)	(1,773,573)
Loss from operations	(1,982,550)	(706,531)	(1,773,573)
Interest expense	(1,426,848)	(3,794,996)	(3,090,395)
Interest income	929,636	755,895	815,331
Equity in gains (losses) of subsidiaries	(141,703,447)	(99,222,232)	55,539,477
Other income, net	10,602,545	8,675,169	243,415
Net income (loss)	$ (133,580,664)	$ (94,292,695)	$ 51,734,255